Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Accounts payable	$ 350,425	$ 490,879
Revenues	7,239,290	7,618,317	$ 7,283,767
Carrier and Its Affiliates [Member] | Supplier Concentration Risk [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable	115,000	204,000
Revenues	$ 71,000	$ 82,000	$ 110,000
Carrier and Its Affiliates [Member] | Supplier Concentration Risk [Member] | Cost of Goods, Total [Member]
Related Party Transaction [Line Items]
Percentage of purchases from key suppliers	62.00%	62.00%	65.00%
Greenberg Traurig, P.A. [Member] | Customary Fees for Legal Services [Member]
Related Party Transaction [Line Items]
Fees for related party transaction	$ 128	$ 279	$ 192
Greenberg Traurig, P.A. [Member] | Customary Fees for Legal Services [Member] | Related Party [Member] | Accounts Payable [Member]
Related Party Transaction [Line Items]
Amount payable to related party	$ 19	$ 32